Loans - Disclosure of Loans and Receivables (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Residential mortgages	$ 207,749	$ 207,271
Personal	43,058	40,937
Credit card	12,673	12,378
Business and government	109,555	97,766
Total gross amount	373,035	358,352
Total allowance	1,639	1,618
Net total	371,396	356,734
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	214
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	526
Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	481
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	418
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Residential mortgages	677
Personal	182
Credit card	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	143
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	230
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	109
Stage 3 [member] | Financial instruments credit-impaired [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	0
IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,639
Net total	371,396
IFRS9 [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	214
Net total	207,535
IFRS9 [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	526
Net total	109,029
IFRS9 [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	481
Net total	42,577
IFRS9 [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	418
Net total	12,255
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	482
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	143
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	230
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	109
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	0
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,157
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	71
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	296
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	372
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 418
IAS 39 [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		1,618
Net total		356,734
IAS 39 [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		203
Net total		207,068
IAS 39 [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		534
Net total		97,232
IAS 39 [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		495
Net total		40,442
IAS 39 [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		386
Net total		11,992
IAS 39 [member] | Financial assets individually assessed for credit losses [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		192
IAS 39 [member] | Financial assets individually assessed for credit losses [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		2
IAS 39 [member] | Financial assets individually assessed for credit losses [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		183
IAS 39 [member] | Financial assets individually assessed for credit losses [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		7
IAS 39 [member] | Financial assets individually assessed for credit losses [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		0
IAS 39 [member] | Financial assets collectively assessed for credit losses [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		1,426
IAS 39 [member] | Financial assets collectively assessed for credit losses [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		201
IAS 39 [member] | Financial assets collectively assessed for credit losses [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		351
IAS 39 [member] | Financial assets collectively assessed for credit losses [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		488
IAS 39 [member] | Financial assets collectively assessed for credit losses [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance		$ 386